Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 39,782	$ 46,634
Securities available for sale:
Mortgage-backed and related securities (amortized cost $2,237 and $2,755)	2,283	2,909
Other marketable securities (amortized cost $110,092 and $135,772)	109,691	134,925
	111,974	137,834
Loans held for sale	3,779	2,076
Loans receivable, net	463,185	365,113
Accrued interest receivable	2,254	1,713
Real estate, net	2,045	3,103
Federal Home Loan Bank stock, at cost	691	777
Mortgage servicing rights, net	1,499	1,507
Premises and equipment, net	7,469	6,982
Core deposit intangible	393	0
Prepaid expenses and other assets	1,417	1,157
Deferred tax asset, net	8,673	10,530
Total assets	643,161	577,426
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	559,387	496,750
Other borrowings	9,000	0
Accrued interest payable	242	93
Customer escrows	830	788
Accrued expenses and other liabilities	4,057	3,782
Total liabilities	$ 573,516	$ 501,413
Commitments and contingencies
Stockholders’ equity:
Serial-preferred stock: ($.01 par value) authorized 500,000 shares; issued shares 0 and 10,000	$ 0	$ 10,000
Common stock ($.01 par value): authorized 16,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	50,388	50,207
Retained earnings, subject to certain restrictions	80,536	77,805
Accumulated other comprehensive loss	(214)	(418)
Unearned employee stock ownership plan shares	(2,417)	(2,610)
Treasury stock, at cost 4,645,769 and 4,658,323 shares	(58,739)	(59,062)
Total stockholders’ equity	69,645	76,013
Total liabilities and stockholders’ equity	$ 643,161	$ 577,426